Federal Home Loan Bank Advances	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016
Banking and Thrift [Abstract]
Federal Home Loan Bank Advances

NOTE 5 – FEDERAL HOME LOAN BANK ADVANCES

A summary of Federal Home Loan Bank advances at March 31, 2017 and September 30, 2016 was as follows:

Maturing during the fiscal year Ended September 30,	As of March 31, 2017	Weighted Average Rate	As of September 30, 2016	Weighted Average Rate
2017	$56,491	0.93%	$45,461	0.86%
2018	4,000	0.99%	6,100	2.24%
2019	—	—%	7,730	1.41%

Total fixed maturity	$60,491	0.93%	$59,291	1.07%
Advances with amortizing principal	—	—%	—	—%

Total advances	$60,491	0.93%	$59,291	1.07%

Irrevocable standby letters of credit	$8,040		$10,560

Total credit outstanding	$68,531		$69,851

Other borrowings maturing during the fiscal year ended September 30, 2021	$11,000	3.76%	$11,000	3.44%

The Bank has an irrevocable Standby Letter of Credit Master Reimbursement Agreement with the Federal Home Loan Bank. This irrevocable standby letter of credit (“LOC”) is supported by loan collateral as an alternative to directly pledging investment securities on behalf of a municipal customer as collateral for their interest bearing deposit balances.

At March 31, 2017, the Bank’s available and unused portion of this borrowing arrangement was approximately $73,885. In March 2017, the Bank prepaid $9,830 in FHLB borrowings with an average rate of 2.10% and average remaining maturity of 13.17 months. The prepayment fee totaled $104 and is included in other non-interest expense for the current three and six months ended, March 31, 2017, on the Consolidated Statement of Operations. The Bank replaced these FHLB borrowings with shorter term borrowings maturing in one month at 0.75%. The weighted average remaining term of the borrowings at March 31, 2017 is 2.59 months compared to 8.32 months at September 30, 2016.

Maximum month-end amounts outstanding were $74,291 and $63,974 during the six month periods ended March 31, 2017 and 2016, respectively.

Each Federal Home Loan Bank advance is payable at the maturity date, with a prepayment penalty for fixed rate advances. These advances are secured by $185,852 of real estate mortgage loans.

On May 16, 2016, the Company entered into a Loan Agreement with First Tennessee Bank National Association (“FTB”) evidencing an $11,000 term loan maturing on May 15, 2021. The proceeds from the Loan were used by the Company for the sole purpose of financing the acquisition, by merger, of Community Bank of Northern Wisconsin. The Loan bears interest based on LIBOR, and is payable in accordance with the terms and provisions of the term note.

On September 30, 2016, the Company entered into an Amended and Restated Loan Agreement with FTB whereby FTB extended a $3,000 revolving line of credit to the Company for the purpose of financing its previously announced stock repurchase program. At March 31, 2017, the available and unused portion of this borrowing arrangement was $3,000. Under the stock repurchase program, the Company may repurchase up to 525,200 shares of its common stock or approximately 10% of its current outstanding shares, from time to time through October 1, 2017. As of March 31, 2017, 1,428 shares have been repurchased.

NOTE 10 – FEDERAL HOME LOAN BANK ADVANCES AND OTHER BORROWINGS

A summary of Federal Home Loan Bank advances and other borrowings at September 30, 2016 and 2015 is as follows:

FHLB advances maturing during the fiscal year		Weighted Average Rate		Weighted Average Rate
Ended September 30,	2016		2015
2017	$45,461	0.86%	$49,061	0.92%
2018	6,100	2.24%	6,100	2.24%
2019	7,730	1.41%	3,730	1.87%
2020	—	—%	—	—%

Total FHLB advances fixed maturity	$59,291		$58,891
FHLB advances with amortizing principal	—	—%	—	—%

Total FHLB advances	$59,291		$58,891

FHLB irrevocable standby letters of credit	$10,560		$24,040

Total FHLB credit outstanding	$69,851		$82,931

Other borrowings maturing during the fiscal year Ended September 30, 2021	$11,000	3.44%	$—	—%

The Bank has an irrevocable Standby Letter of Credit Master Reimbursement Agreement with the Federal Home Loan Bank. This irrevocable standby letter of credit (“LOC”) is supported by loan collateral as an alternative to directly pledging investment securities on behalf of a municipal customer as collateral for their interest bearing deposit balances.

At September 30, 2016, the Bank’s available and unused portion of this borrowing arrangement was approximately $90,579, compared to $66,459 as of September 30, 2015.

Maximum month-end amounts outstanding under this borrowing agreement were $67,474 and $58,891 during the twelve months ended September 30, 2016 and 2015, respectively.

Each Federal Home Loan Bank advance is payable at the maturity date, with a prepayment penalty for fixed rate advances. These advances are secured by $206,743 of real estate mortgage loans.

On May 16, 2016, the Company entered into a Loan Agreement with First Tennessee Bank National Association (“FTN”) evidencing an $11,000 term loan maturing on May 15, 2021. The proceeds from the Loan were used by the Company for the sole purpose of financing the acquisition, by merger, of Community Bank of Northern Wisconsin. The Loan bears interest based on LIBOR, and is payable in accordance with the terms and provisions of the term note.

On September 30, 2016, the Company entered into an Amended and Restated Loan Agreement with FTN whereby FTN extended a $3,000 revolving line of credit to the Company for the purpose of financing its previously announced stock repurchase program. At September 30, 2016, the available and unused portion of this borrowing arrangement was $3,000. Under the stock repurchase program, the Company may repurchase up to 525,200 shares of its common stock or approximately 10% of its current outstanding shares, from time to time through October 1, 2017. As of September 30, 2016, 0 shares have been repurchased.